UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22107

SEI Structured Credit Fund, LP

(Exact name of registrant as specified in charter)

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

James Ndiaye

c/o SEI Investments Management Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (610) 676-2269

Date of fiscal year end: December 31, 2011

Date of reporting period: September 30, 2011

Item 1.	Schedule of Investments

Schedule of Investments (Unaudited)

SEI Structured Credit Fund, L.P.

September 30, 2011

Description	Par Value	Fair Value

ASSET-BACKED SECURITIES (C) — 99.8%

CAYMAN ISLANDS — 99.8%
Aberdeen Loan Funding, Ser 2008-1A, Cl B
1.904%, 11/01/18 (A)(B)	$4,500,000	$3,442,050
ACAS Business Loan Trust, Ser 2007-1A, Cl C
1.140%, 08/16/19 (A)(B)	3,032,004	2,364,963
ACAS Business Loan Trust, Ser 2007-2A, Cl B
1.290%, 11/18/19 (A)(B)	6,509,847	5,403,173
ACAS CLO, Ser 2007-1A, Cl A1J
0.561%, 04/20/21 (A)(B)	12,067,000	9,894,940
ARES CLO, Ser 2006-5RA, Cl D
2.208%, 02/24/18 (A)(B)	5,456,574	3,519,491
Avenue CLO Fund, Ser 2006-4A, Cl B
1.069%, 11/07/18 (A)(B)	4,500,000	2,812,500
Avenue CLO Fund, Ser 2007-5A, Cl D2
8.690%, 04/25/19 (B)	1,372,428	933,251
Brentwood CLO, Ser 2006-1A, Cl B
1.074%, 02/01/22 (A)(B)	3,750,000	1,987,500
Callidus Debt Partners Fund, Ser 2001-1A, Cl B2
3.320%, 12/20/13 (A)(B)	1,440,701	1,354,258
CIT CLO, Ser 2007-1A, Cl D
2.351%, 06/20/21 (A)(B)	3,000,000	2,040,000
Claris III
0.554%, 08/04/21	6,501,061	4,745,775
COLTS Trust, Ser 2005-2A, Cl C
1.201%, 12/20/18 (A)(B)	9,000,000	7,740,000
Commercial Industrial Finance, Ser 2006-1A, Cl B2L
4.251%, 10/20/20 (A)(B)	2,483,217	1,415,434
Commercial Industrial Finance, Ser 2006-1BA, Cl B2L
4.355%, 12/22/20 (A)	1,000,000	530,000
Commercial Industrial Finance, Ser 2006-2A, Cl B1L
1.926%, 03/01/21 (A)(B)	2,805,000	1,542,750
Commercial Industrial Finance, Ser 2006-2A, Cl B2L
4.326%, 03/01/21 (A)(B)	2,364,092	1,241,149
Commercial Industrial Finance, Ser 2007-1A, Cl B2L
4.175%, 05/10/21 (A)	3,011,795	1,520,956
Commercial Industrial Finance, Ser 2007-1A, Cl A3L
1.025%, 05/10/21 (A)(B)	2,800,000	1,906,240
Commercial Industrial Finance, Ser 2007-2A, Cl B
0.999%, 04/15/21 (A)(B)	5,000,000	3,100,000
Commercial Industrial Finance, Ser 2007-3A, Cl B
1.503%, 07/26/21 (A)(B)	12,000,000	8,258,400
Emporia Preferred Funding, Ser 2007-3A, Cl C
1.153%, 04/23/21 (A)(B)	18,438,000	13,459,740
Equinox Funding, Ser 2000-1A, Cl A
0.887%, 11/15/12 (A)(B)	3,702,875	3,591,789
FM Leveraged Capital Fund, Ser 2006-2A, Cl B
0.756%, 11/15/20 (A)(B)	2,340,000	1,942,200
FM Leveraged Capital Fund, Ser 2006-2A, Cl D
1.886%, 11/15/20 (A)(B)	15,996,000	10,397,400
Franklin CLO IV
5.200%, 09/20/15	2,000,000	60,000
Fraser Sullivan CLO, Ser 2011-5A, Cl EF
0.000%, 02/23/21 (B)	5,000,000	4,000,000
Freidbergmilstein Private Capital Fund
0.000%, 01/15/19 (A)	1,000,000	15,000
Friedbergmilstein Private Capital Fund, Ser 2004-1A, Cl D1
2.749%, 01/15/19 (A)(B)	6,158,247	5,049,762
Gleneagles CLO, Ser 2005-1A, Cl C
1.154%, 11/01/17 (A)(B)	22,000,000	14,410,000

Description	Par Value	Fair Value

Global Leveraged Capital Credit Opportunity Fund, Ser 2006-1A, Cl B
0.851%, 12/20/18 (A)(B)	$23,500,000	$18,163,150
Global Leveraged Capital Credit Opportunity Fund, Ser 2006-1A, Cl C
1.251%, 12/20/18 (A)(B)	28,860,000	.20,779,200
Greyrock CDO, Ser 2005-1A, Cl B1L
2.086%, 11/15/17 (A)(B)	3,000,000	1,920,000
GSC Capital Loan Funding CLO, Ser 2005-1A, Cl D
1.193%, 02/18/20 (A)(B)	5,000,000	3,250,000
GSC Partners CDO Fund, Ser 2006-7A, Cl B
0.862%, 05/25/20 (A)(B)	2,000,000	1,530,000
GSC Partners CDO Fund, Ser 2006-7A, Cl C
1.312%, 05/25/20 (A)(B)	13,000,000	8,710,000
GSC Partners CDO Fund, Ser 2007-8A, Cl B
1.000%, 04/17/21 (A)(B)	5,000,000	3,169,650
Hewett’s Island CDO, Ser 2006-5A, Cl D
1.781%, 12/05/18 (A)(B)	5,500,000	2,983,750
Jasper CLO, Ser 2005-1A, Cl B
0.836%, 08/01/17 (A)(B)	946,000	676,390
Jasper CLO, Ser 2005-1A, Cl C
1.156%, 08/01/17 (A)(B)	500,000	313,500
LCM, Ser 2010-8A, Cl LP
0.000%, 01/14/21 (B)	2,000,000	1,740,000
Liberty CLO, Ser 2005-1A, Cl B
1.154%, 11/01/17 (A)(B)	1,230,000	713,400
Lightpoint CLO, Ser 2005-3A, Cl C
2.247%, 09/15/17 (A)(B)	5,750,000	3,680,000
Lightpoint CLO, Ser 2007-7A, Cl D
4.286%, 05/15/21 (A)(B)	2,260,000	1,336,654
MC Funding, Ser 2006-1A, Cl C
1.301%, 12/20/20 (A)(B)	15,000,000	10,800,000
MC Funding, Ser 2006-1A, Cl E
4.101%, 12/20/20 (A)(B)	12,760,000	8,695,430
Newstar Trust, Ser 2007-1A, Cl A1
0.559%, 09/30/22 (A)(B)	7,960,029	7,084,426
Ocean Trails CLO, Ser 2007-2A, Cl A2
0.606%, 06/27/22 (A)(B)	500,000	373,000
Olympic CLO, Ser 2004-1A, Cl B1L
3.186%, 05/15/16 (A)(B)	3,000,000	2,497,500
Red River CLO, Ser 2006-1A, Cl B
0.704%, 07/27/18 (A)(B)	9,500,000	6,365,000
Red River CLO, Ser 2006-1A, Cl C
0.974%, 07/27/18 (A)(B)	10,000,000	6,450,000
Red River CLO, Ser 2006-1A, Cl D
1.904%, 07/27/18 (A)(B)	8,264,000	4,297,280
Rockwall CDO, Ser 2006-1A, Cl A1LA
0.554%, 08/01/21 (A)(B)	14,931,183	12,094,258
Rockwall CDO, Ser 2006-1A, Cl A1LB
0.754%, 08/01/21 (A)(B)	10,111,000	6,471,040
Rockwall CDO, Ser 2006-1A, Cl A2L
0.904%, 08/01/21 (A)(B)	8,724,000	5,147,160
Rockwall CDO, Ser 2007-1A, Cl A1LA
0.504%, 08/01/24 (A)(B)	29,488,642	22,706,255
Rockwall CDO, Ser 2007-1A, Cl A1LB
0.804%, 08/01/24 (A)(B)	12,000,000	7,800,000
San Gabriel CLO, Ser 2007-1A, Cl B1L
2.587%, 09/10/21 (A)(B)	3,000,000	1,875,000
Southfork CLO, Ser 2005-1A, Cl C
2.356%, 02/01/17 (A)(B)	2,750,000	1,650,000
Southport CLO, Ser 2004-1A, Cl D
6.249%, 10/15/16 (A)(B)	989,691	752,165
Stone Tower CDO, Ser 2004-1A, Cl A1LA
0.753%, 01/29/20 (A)(B)	4,677,086	4,256,148

1

Schedule of Investments (Unaudited)

SEI Structured Credit Fund, L.P.

September 30, 2011

Description	Par Value /Shares/Cost	Fair Value

Telos CLO, Ser 2006-1A, Cl D
1.946%, 10/11/21 (A)(B)	$13,000,000	$7,150,000
Telos CLO, Ser 2007-2A, Cl D
2.449%, 04/15/22 (A)(B)	12,000,000	6,600,000
Tricadia CDO, Ser 2003-1AR, Cl A2L
0.819%, 02/28/16 (A)(B)	5,122,846	4,047,048
Waterfront CLO, Ser 2007-1A, Cl D
4.999%, 08/02/20 (A)(B)	4,750,000	2,897,500
Westchester CLO, Ser 2007-1A, Cl C
1.104%, 08/01/22 (A)(B)	5,270,757	2,371,841
Westwood CDO, Ser 2007-2A, Cl D
2.053%, 04/25/22 (A)(B)	4,440,000	2,553,000
Whitehorse, Ser 2006-1A, Cl B1L
2.104%, 05/01/18 (A)(B)	1,000,000	629,900
Zohar CDO, Ser 2007-3A, Cl A2
0.900%, 04/15/19 (A)(B)	10,000,000	5,800,000

Total Asset-Backed Securities (Cost $300,655,219)		329,008,366

MONEY MARKET FUND — 10.1%

UNITED STATES — 10.1%
SEI Daily Income Trust Prime Obligation Fund, Cl A
0.010% (E) (F)	33,167,242	33,167,242

Total Money Market Fund (Cost $33,167,242)		33,167,242

HEDGE FUNDS (C) — 3.2%

CAYMAN ISLANDS — 3.2%
Ares Enhanced Credit Opportunities, L.P. (D) (H)	9,000,000	10,408,077

Highland Financial Partners, L.P. (D) (G) (I)	7,500,000	—
Total Hedge Funds (Cost $16,500,000)		10,408,077

Total Investments — 113.1% (Cost $350,322,461) (J)		$372,583,685

The following restricted securities were held by the Fund as of September 30, 2011:

	Acquisition Date	Cost	Fair Value	% of Partners’ Capital	First Available Redemption Date	Liquidity Frequency
Ares Enhanced Credit Opportunities, L.P.	5/1/2008	$9,000,000	$10,408,077	3.2%	9/30/2011	Quarterly
Highland Financial Partners, L.P.	6/11/2008	7,500,000	—	0.0%	N/A - Fund in liquidation	N/A - Fund in liquidation

Percentages based on Partners’ Capital of $329,488,131.

CDO — Collateralized Debt Obligation

Cl — Class

CLO — Collateralized Loan Obligation

L.P. — Limited Partnership

Ser — Series

2

Schedule of Investments (Unaudited)

SEI Structured Credit Fund, L.P.

September 30, 2011

(A)	Variable rate security. The rate reported is the rate in effect as of September 30, 2011.

(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.”

(C)	Securities considered illiquid. The total value of such securities as of September 30, 2011 was $339,416,443 and represented 103.0% of Partners’ Capital.

(D)	Security considered restricted. The total market value of such securities as of September 30, 2011 was $10,408,077 and represented 3.2% of Partners’ Capital.

(E)	Rate shown is the 7-day effective yield as of September 30, 2011.

(F)	Investment in affiliated security.

(G)	Hedge Fund is in liquidation. Distributions from the Hedge Fund in liquidation may be received at anytime, subject to the discretion of the Hedge Fund.

(H)	The selected class of Hedge Fund is still in its initial lock – up period. The frequency of redemptions may be extended until the Hedge Fund exits this period.

(I)	Non–income producing security.

(J)	The aggregate cost of investments for tax purposes was $350,322,461. Net unrealized appreciation on investments for tax purposes was $22,261,224 consisting of $43,888,970 of gross unrealized appreciation and $(21,627,746) of gross unrealized depreciation.

The following is a summary of the inputs used as of September 30, 2011 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$2,364,963	$326,643,403	$329,008,366
Hedge Funds	—	—	10,408,077	10,408,077
Money Market Fund	33,167,242	—	—	33,167,242

Total Investments in Securities	$33,167,242	$2,364,963	$337,051,480	$372,583,685

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value:

	Asset-Backed Securities	Hedge Funds
Beginning balance as of January 1, 2011	$307,509,437	$10,398,213
Accrued discounts/premiums	4,609,381	—
Realized gain/(loss)	36,583,802	—
Change in unrealized appreciation/(depreciation)	(30,006,816)	9,864
Net purchases/sales	8,566,446	—
Net transfer in and/or out of Level 3	(618,847)	—

Ending balance as of September 30, 2011	$326,643,403	$10,408,077

Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$(7,835,370)	$9,864

For the period ended September 30, 2011, there were no significant transfers between Level 1 and Level 2 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For more information on valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statement.

3

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrants internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) SEI Structured Credit Fund, LP

By (Signature and Title)	/S/ ROBERT A. NESHER
Robert A. Nesher, President

Date: November 22, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ ROBERT A. NESHER
Robert A. Nesher, President

Date: November 22, 2011

By (Signature and Title)	/s/ PETER RODRIGUEZ
Peter Rodriguez, Treasurer

Date: November 22, 2011